Condensed Statements of Changes in Shareholders’ Deficit (Parenthetical) - Common Class B [Member] - Over-Allotment Option [Member] - shares	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2025	Jan. 01, 2025	Dec. 31, 2024
Ordinary shares that were subject to forfeiture	750,000	750,000		750,000	750,000
Ordinary shares were no longer subject to forfeiture			750,000
Old Glory Holding Co [Member]
Ordinary shares that were subject to forfeiture		750,000,000		750,000	750,000,000
Ordinary shares were no longer subject to forfeiture			750,000,000